UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF PROFIT OR LOSS
Product net sales	$ 487,335	$ 95,996
Collaboration revenue	2,355	2,610
Other operating income	21,225	18,057
Total operating income	510,915	116,663
Cost of sales	(42,359)	(6,382)
Research and development expenses	(361,364)	(278,887)
Selling, general and administrative expenses	(311,149)	(228,664)
Loss from investment in joint venture	(1,880)
Total operating expenses	(716,752)	(513,933)
Operating loss	(205,837)	(397,270)
Financial income	37,029	5,733
Financial expense	(395)	(2,131)
Exchange gains/(losses)	9,164	(53,382)
Loss for the period before taxes	(160,039)	(447,050)
Income tax benefit	36,800	11,114
Loss for the period	(123,239)	(435,936)
Owners of the parent	$ (123,239)	$ (435,936)
Weighted average number of shares outstanding	55,690,873	53,449,915
Basic loss per share (in $)	$ (2.21)	$ (8.16)
Diluted loss per share (in $)	$ (2.21)	$ (8.16)